Fees Summary	Sep. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 284,791,662.00
Previously Paid Amount	0.00
Total Fee Amount	39,329.73
Total Offset Amount	0.00
Net Fee	$ 39,329.73